Schedule of Amounts Receivable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Amounts Receivable
Accounts receivable	$ 2,495,869	$ 4,207,739
GST receivable	98,853	71,284
Interest receivable	72,468	52,538
Due from related parties	3,916	3,913
Other	2,390	2,351
Amount receivable	$ 2,673,496	$ 4,337,825